Other Debt Securities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Other Debt Securities
The following table shows holdings of other debt securities as of December 31, 2019 and 2018 (see note 52):

		Holdings
		12/31/2019		12/31/2018
Name		Fair value level	Book amounts	Book amounts

OTHER DEBT SECURITIES
Measured at fair value through other comprehensive income
Local
Government securities
Federal government bonds in US dollars at 8.75% – Maturity: 05-07-2024	(2)	1	386,445	816,580
Discount bonds denominated in pesos at 5.83% – Maturity: 12-31-2033		1	83,855	225,278
International bonds of the Argentina Republic in US dollars at 7.125 – Maturity: 06-28-2117				125,571

Subtotal local government securities			470,300	1,167,429

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-03-2020		1	14,782,386
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-07-2020		1	11,308,111
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-08-2020		2	9,893,453
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-06-2020		1	7,955,921
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-02-2020		1	1,992,248
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-04-2019				23,915,050
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-08-2019				21,209,382
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-02-2019				19,082,381
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-03-2019				12,193,156
Liquidity letters of Central Bank of Argentina in pesos – Maturity: 01-07-2019				8,314,070

Subtotal Central Bank of Argentina			45,932,119	84,714,039

Foreign
Government securities
US Treasury Bill – Maturity: 01-07-2020		1	479,070
US Treasury Bill – Maturity: 01-03-2019				348,942
US Treasury Bill – Maturity: 01-02-2019				290,803
US Treasury Bill – Maturity: 01-15-2019				290,567

Subtotal Foreign government securities			479,070	930,312

Total Measured at fair value through other comprehensive income (3)			46,881,489	86,811,780

		Holdings
		12/31/2019		12/31/201 8
Name (contd.)		Fair value level	Book amounts	Book amounts
Measured at amortized cost
Local
Government securities
Federal government bonds in pesos – Fixed rate 26% – Maturity: 11-21-2020			7,973,994	12,293,144
National treasury bills coupon capitalized in pesos – Maturity: 02-26-2020	(2)		1,502,176
National treasury bills capitalized in pesos – Maturity: 11-15-2019	(1) and (2)		1,437,896
National treasury bills capitalized in pesos – Maturity: 05-29-2020	(1)		1,222,188
National treasury bills coupon capitalized in pesos – Maturity: 03-11-2020	(2)		883,292
National treasury bills capitalized in pesos – Maturity: 10-31-2019	(1)		753,407
National treasury bills capitalized in pesos – Maturity:10-11-2019	(1) and (2)		385,400
Discount bonds denominated in pesos at 5.83% – Maturity: 12-31-2033			321,426	241,581
National treasury bills capitalized in pesos – Maturity: 07-31-2020			230,388
Federal government treasury bonds adjustment by CER – Maturity: 08-30-2019	(1)		159,430
Other			48,787

Subtotal local government securities (4)			14,918,384	12,534,725

Private securities
Debt Securities in Financial Trusts Megabono Series 214 Class A – Maturity: 09-28-2020			294,978
Debt Securities in Financial Trusts Garbarino Series 153 Class A – Maturity: 06-10-2020			121,009
Corporate Bonds Banco Galicia S.A. Class 005 Series 001 -Maturity: 04-26-2020			119,827
Debt Securities in Financial Trusts Secubono Series 192 Class A – Maturity: 07-28-2020			96,583
Corporate Bonds YPF Class 017 -Maturity: 04-30-2020			94,884
Debt Securities in Financial Trusts Secubono Series 194 Class A – Maturity: 08-28-2020			91,774
Corporate Bonds Volkswagen Financial Services Class 004 -Maturity: 02-27-2020			89,868
Debt Securities in Financial Trusts Secubono Series 193 Class A – Maturity: 07-28-2020			88,588
Debt Securities in Financial Trusts Secubono Series 195 Class A – Maturity: 10-28-2020			80,463
Corporate Bonds Province of Buenos Aires Bank Class 012 -Maturity: 02-15-2020			74,817
Other			1,560,751	4,229

Subtotal local private securities (5)			2,713,542	4,229

Total Measured at amortized cost			17,631,926	12,538,954

TOTAL OTHER DEBT SECURITIES			64,513,415	99,350,734

(1)	The maturities disclosed are related to conditions of original issuance. See additionally notes 20 and 52.
(2)	On January 22, 2020, the Bank presented this security in the exchange mentioned in note 52.
(3)
As of December 31, 2019 and 2018, these financial assets were high grade credit risk exposure in stage 1. During 2019 and 2018, there were no transfers between stages. As of December 31, 2019 the related ECL amounted to 210.

(4)
As of December 31, 2019, 8,354,873 and 6,608,365 of these financial assets are high grade credit risk exposure in stage 1 and standard grade credit risk exposure in stage 2, respectively. During 2019 there were transfers between stages considering what is mentioned in Note 20. As of December 31, 2018, these financial assets were high grade credit risk exposure in stage 1. During 2018, there were no transfers between stages. As of December 31, 2019 and 2018, the related ECL amounted to 44,854 and 88, respectively.

(5)
As of December 31, 2019, these financial assets are high grade credit risk exposure in stage 1. During 2019, there were no transfers between stages. As of December 31, 2019 the related ECL amounted to 1,880.

As of December 31, 2019 the unrealized gains and losses from government securities amounted to 92,304 and (439,127), respectively, and the unrealized losses related to Central Bank Bills amounted to (59,329). In addition, as of December 31, 2018, the unrealized gains and losses from government securities amounted to 8,169 and (145,851), respectively, and the unrealized losses related to Central Bank Bills amounted to (400,755). All the abovementioned amounts are net of income tax effects.